One Security Benefit Place Topeka, Kansas 66636 SecurityBenefit.com

September 10, 2025
VIA EDGARLINK
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	Variflex Separate Account
1940 Act Registration Number: 811‑03957
1933 Act Registration Numbers: 002‑89328 and 333‑36529
CIK: 0000740583
Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e‑2 under the Investment Company Act of 1940, as amended (the “Act”), Variflex Separate Account, a unit investment trust registered under the Act, mailed to its contract owners the annual or semi‑annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2‑1 under the Act.

The following annual or semi‑annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	0000896435	August 22, 2025
BNY Mellon Investment Portfolios	0001056707	August 13, 2025
Guggenheim Variable Funds Trust	0000217087	September 3, 2025
Legg Mason Partners Variable Equity Trust	0001176343	August 21, 2025
MFS® Variable Insurance Trust	0000918571	August 27, 2025
MFS® Variable Insurance Trust II	0000719269	August 27, 2025
Neuberger Berman Advisers Management Trust	0000736913	August 15, 2025
New Age Alpha Variable Funds Trust	0002013968	September 8, 2025
PIMCO Variable Insurance Trust	0001047304	August 27, 2025
Royce Capital Fund	0001006387	August 27, 2025
Rydex Variable Trust	0001064046	September 3, 2025

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

ALISON POLLOCK

Alison Pollock
Second Vice President, Assistant General Counsel
    and Assistant Secretary
Security Benefit Life Insurance Company